Schedule of Movement in Provision For Doubtful Debt (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Schedule Of Movement In Provision For Doubtful Debt
Provision for doubtful debt, beginning balance	$ (447)
Reduction in provision	(95)
Foreign exchange translation adjustment	2
Provision for doubtful debt, ending balance	$ (540)